Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 183,000.00
Previously Paid Amount	0.00
Total Fee Amount	25.27
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 25.27
Narrative - Max Aggregate Offering Price	$ 183,000.00
Final Prospectus	true